Income taxes - Temporary differences and carry-forwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	$ 1,381,355	$ 330,337
Recognized in profit and loss	(944,602)	1,051,018
Other	(1,171,219)
Balance at end period	(734,466)	1,381,355
Non-capital losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	154,406	183,530
Recognized in profit and loss	134,249	(29,124)
Balance at end period	288,655	154,406
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	16,104	(37,150)
Recognized in profit and loss	27,655	53,254
Other	(1,166,665)
Balance at end period	(1,122,906)	16,104
Right of use assets.
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period		3,030
Recognized in profit and loss		(3,030)
Reserves
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	1,227,868	180,927
Recognized in profit and loss	(1,051,723)	1,046,941
Balance at end period	176,145	1,227,868
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at beginning period	(17,023)
Recognized in profit and loss	(54,783)	(17,023)
Other	(4,554)
Balance at end period	$ (76,360)	$ (17,023)